Promissory note (Narrative) (Details) - Promissory Note [Member] - CAD ($)	Jan. 31, 2023	Dec. 12, 2022
Disclosure Of Detailed Information About Borrowings Line Items
Issue of promissory note		$ 35,000
Interest		59.90%
Accrued interest	$ 2,870